Restatement - consolidated balance sheet (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 69,895	$ 10,100	¥ 63,461	$ 9,201	¥ 109,916	¥ 193,920
Restricted cash	6,948	1,007	33,837
Accounts and notes receivable, net	49,969	7,245	47,951
Prepayments and other current assets	46,856	6,794	60,460
Total current assets	173,668	25,180	205,709
Non-current assets:
operating lease ROU assets	10,135	1,469	5,104
Long-term investments	5,383	780	5,357
Goodwill, net	45,561	6,606	115,414
Other non-current assets	522	76	313
Total non-current assets	61,601	8,931	147,366
Total assets	235,269	34,111	353,075
Current liabilities:
Accounts payable	13,658	1,981	29,577
Advance from customers	3,695
Salary and welfare benefits payable	32,944	4,776	39,870
Short term borrowings	3,169	459	7,000
Other taxes payable	24,727
Current portion of deferred revenue	1,345	195	4,139
Short-term operating lease liabilities	5,200	753	2,589
Other current liabilities	23,821	3,455	27,313
Total current liabilities	108,559	15,740	151,784
Long-term borrowings	1,546	224
Non-current portion of deferred revenue	18
Long-term operating lease liabilities	7,494	1,087	1,475
Warrant liability	24,376		0
Other non-current liabilities	492	71	957
Total non-current liabilities	33,926	4,919	7,981
Total liabilities	142,485	20,659	159,765
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2021 and 2022, respectively)	(45,886)	(6,653)	(45,886)
Additional paid-in capital	1,296,951	188,040	1,231,135
Accumulated deficit	(1,150,135)	(166,754)	(983,645)
Accumulated other comprehensive loss	(8,416)	(1,220)	(7,408)
Total TuanChe Limited shareholders' equity	92,784	13,452	194,413
Non-controlling interests			(1,103)
Total shareholders' equity	92,784	13,452	193,310		¥ 287,061	¥ 422,975
TOTAL LIABILITIES AND EQUITY	¥ 235,269	$ 34,111	¥ 353,075
Treasury stock, common, shares | shares	14,907,047	14,907,047	14,907,047	14,907,047
Class A ordinary shares
Shareholders' equity:
Ordinary shares	¥ 235	$ 34	¥ 182
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares: shares authorized | shares	800,000,000	800,000,000	800,000,000	800,000,000
Ordinary shares: shares issued | shares	339,475,403	339,475,403	268,202,667	268,202,667
Ordinary shares: shares outstanding | shares	327,422,449	327,422,449	252,501,213	252,501,213
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares: shares authorized | shares	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares: shares issued | shares	55,260,580	55,260,580	55,260,580	55,260,580
Ordinary shares: shares outstanding | shares	55,260,580	55,260,580	55,260,580	55,260,580
As previously reported
Current assets:
Cash and cash equivalents	¥ 69,895		¥ 63,461
Restricted cash	6,948
Accounts and notes receivable, net	49,969
Prepayments and other current assets	46,856
Total current assets	173,668
Non-current assets:
operating lease ROU assets	10,135
Long-term investments	5,383
Goodwill, net	45,561
Other non-current assets	522
Total non-current assets	61,601
Total assets	235,269
Current liabilities:
Accounts payable	5,308
Advance from customers	3,695
Salary and welfare benefits payable	32,944
Short term borrowings	3,169
Other taxes payable	24,727
Current portion of deferred revenue	1,345
Short-term operating lease liabilities	5,200
Other current liabilities	23,821
Total current liabilities	100,209
Long-term borrowings	1,546
Non-current portion of deferred revenue	18
Long-term operating lease liabilities	7,494
Warrant liability	24,376
Other non-current liabilities	492
Total non-current liabilities	33,926
Total liabilities	134,135
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2021 and 2022, respectively)	(45,886)
Additional paid-in capital	1,296,951
Accumulated deficit	(1,141,785)
Accumulated other comprehensive loss	(8,416)
Total TuanChe Limited shareholders' equity	101,134
Total shareholders' equity	101,134
TOTAL LIABILITIES AND EQUITY	235,269
As previously reported | Class A ordinary shares
Shareholders' equity:
Ordinary shares	235
As previously reported | Class B ordinary shares
Shareholders' equity:
Ordinary shares	35
Restatement Adjustment
Current liabilities:
Accounts payable	8,350
Total current liabilities	8,350
Total liabilities	8,350
Shareholders' equity:
Accumulated deficit	(8,350)
Total TuanChe Limited shareholders' equity	(8,350)
Total shareholders' equity	¥ (8,350)